Reclassified amounts between profit or loss and other comprehensive income due to the overlay approach (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of information about overlay approach for associates [Line Items]
Profit or loss IFRS 9	₩ (72,869)
Profit or loss IAS 39	2,073
Other comprehensive income Amount	(74,942)
Other comprehensive income Tax effect	20,609
Net gain (loss) on valuation of financial assets at fair value through profit or loss
Disclosure of information about overlay approach for associates [Line Items]
Profit or loss IFRS 9	(77,179)
Profit or loss IAS 39	(4,425)
Other comprehensive income Amount	(72,754)
Other comprehensive income Tax effect	20,007
Net gain (loss) on disposal of financial assets at fair value through profit or loss [Member]
Disclosure of information about overlay approach for associates [Line Items]
Profit or loss IFRS 9	4,310
Profit or loss IAS 39	6,498
Other comprehensive income Amount	(2,188)
Other comprehensive income Tax effect	₩ 602